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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier           Carmel, California     5/14/12
   -------------------------------    ------------------   -------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $239,864
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                        OTHER     VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN NONE     SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Acacia Research                    COM      003881307    12116  290275           290275          226875  63400
Allied Nevada Gold Corp.           COM      019344100     2811   86400            86400           53800  32600
Bank Of The Ozarks                 COM      063904106    11746  375750           375750          291950  83800
Cascade Industries Inc.            COM      147195101     5776  115250           115250           85850  29400
Chart Industries Inc.              COM      16115Q308     7535  102750           102750           78150  24600
Coherent Inc.                      COM      192479103     4184   71725            71725           54775  16950
Dresser-Rand Group Inc.            COM      261608103     6356  137025           137025           98225  38800
EBIX Inc.                          COM      278715206     5334  230300           230300          165100  65200
Enersys                            COM      29275Y102     8227  237425           237425          179675  57750
FEI Company                        COM      30241L109    10792  219750           219750          160650  59100
First Financial Bancorp            COM      320209109     8439  487800           487800          363800 124000
Haemonetics Corporation            COM      405024100     8267  118650           118650           86450  32200
Herbalife Ltd.                     COM      G4412G101    10545  153225           153225          122225  31000
Innophos Holdings Inc.             COM      45774N108     9817  195875           195875          153075  42800
IPG Photonics Corp.                COM      44980X109     5208  100050           100050           73050  27000
Jack Henry & Associates Inc.       COM      426281101     9189  269325           269325          208025  61300
KIT Digital Inc.                   COM      482470200     4330  601400           601400          460000 141400
Oriental Financial Group           COM      68618W100    11151  921544           921544          694744 226800
Pier 1 Imports, Inc.               COM      720279108    14265  784650           784650          593850 190800
Questcor Pharmaceuticals           COM      74835Y101     2943   78225            78225           60275  17950
Regal-Beloit Corp.                 COM      758750103     2671   40750            40750           30850   9900
Sirona Dental Systems Inc.         COM      82966C103     8787  170500           170500          129100  41400
Snap-On Incorporated               COM      833034101     8938  146600           146600          111650  34950
Stantec Inc.                       COM      85472N109     9170  288000           288000          210800  77200
Steven Madden, Ltd.                COM      556269108    10407  243437           243437          190987  52450
Thor Industries Inc.               COM      885160101     7832  248150           248150          189550  58600

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                        OTHER     VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN NONE     SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Tupperware Brands Corp.            COM      899896104     9268  145950           145950          110950  35000
Ultratech Inc.                     COM      904034105     4150  143200           143200          108100  35100
UMB Financial Corp.                COM      902788108    10046  224575           224575          168475  56100
Wabtec Corporation                 COM      929740108     6968   92450            92450           67200  25250
SPDR Gold Trust                    ETF      863307104     2596   16015            16015           15940     75